Share-Based Compensation - Summary of Number and Weighted Average Exercise Prices of Share Options (Detail)	12 Months Ended
	Dec. 31, 2020 shares ₽ / shares	Dec. 31, 2019 shares ₽ / shares	Dec. 31, 2018 shares ₽ / shares
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Weighted average remaining contractual life (in years)	8 years 2 months 12 days	8 years 2 months 12 days	8 years 7 months 6 days
Weighted average remaining contractual life (in years),Exercisable	6 years 9 months 18 days
Options [Member]
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Quantity | shares	1,558,275	1,558,275	1,558,275
Weighted average exercise price per share	₽ 240	₽ 240	₽ 240
Weighted average exercise price per share,Exercisable	₽ 240
Share appreciation rights [Member]
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Quantity | shares	523,814	652,900	833,650
Quantity,Exercisable | shares	506,494
Weighted average exercise price per share	₽ 257	₽ 257	₽ 258
Weighted average exercise price per share,Exercisable	₽ 257
Quantity, Forfeited | shares	(121,036)	(180,750)
Quantity, Exercised | shares	(8,050)
Weighted average exercise price per share,Forfeited	₽ 258	₽ 260
Weighted average exercise price per share,Exercised	₽ 260
Restricted share units [Member]
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [Line Items]
Quantity | shares	10,410,587	6,317,875	4,905,000
Quantity,Exercisable | shares	3,140,056
Weighted average exercise price per share	₽ 1,047	₽ 364	₽ 324
Weighted average exercise price per share,Exercisable	₽ 355
Quantity, Forfeited | shares	(1,008,163)	(1,795,000)
Quantity, Exercised | shares	(187,850)
Weighted average exercise price per share,Forfeited	₽ 411	₽ 340
Weighted average exercise price per share,Exercised	₽ 326
Quantity,Granted | shares	5,288,725	3,207,875
Weighted average grant date fair value per share,Granted	₽ 1,713	₽ 428